UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/18

Item 1. Schedule of Investments.

TEMPLETON DRAGON FUND, INC.

Consolidated Statement of Investments, March 31, 2018 (unaudited)

	Country	Shares	Value
Common Stocks 98.7%
Auto Components 0.6%
[a] Fuyao Glass Industry Group Co. Ltd., A	China	447,456	$1,766,208
[a] Huayu Automotive Systems Co. Ltd., A	China	207,600	801,579
[a] Ningbo Joyson Electronic Corp., A	China	19,100	91,250
Weifu High-Technology Co. Ltd., B	China	566,721	1,200,044
[a] Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., A	China	368,300	1,093,989
[b] Xinchen China Power Holdings Ltd	China	1,200,000	145,245
			5,098,315
Automobiles 2.9%
Chongqing Changan Automobile Co. Ltd., B	China	5,577,019	5,776,828
Dongfeng Motor Group Co. Ltd., H	China	10,150,000	11,780,973
Jiangling Motors Corp. Ltd., B	China	4,836,708	7,394,824
			24,952,625
Banks 8.7%
BOC Hong Kong (Holdings) Ltd	Hong Kong	106,600	518,821
China Construction Bank Corp., H.	China	28,002,272	28,755,773
[a] China Merchants Bank Co. Ltd., A.	China	4,036,846	18,713,344
[a] Industrial and Commercial Bank of China Ltd., A	China	10,844,218	10,524,005
Industrial and Commercial Bank of China Ltd., H	China	18,351,155	15,735,306
Standard Chartered PLC	United Kingdom	212,000	2,132,479
			76,379,728
Beverages 1.0%
[a] Kweichow Moutai Co. Ltd., A	China	80,819	8,803,763
Capital Markets 1.1%
China Everbright Ltd	China	978,000	2,048,507
[a] GF Securities Co. Ltd., A	China	2,782,735	7,307,933
			9,356,440
Communications Equipment 0.1%
[a,b] Shenzhen Sunway Communication Co. Ltd., A	China	204,000	1,212,889
Construction & Engineering 0.0%†
[a] Beijing Orient Landscape & Environment Co. Ltd., A	China	70,600	233,109
Construction Materials 0.5%
Asia Cement China Holdings Corp	China	9,527,129	4,211,999
Distributors 0.1%
Dah Chong Hong Holdings Ltd	China	1,626,620	820,688
Diversified Telecommunication Services 0.1%
China Telecom Corp. Ltd., H	China	2,948,000	1,299,572
Electric Utilities 1.2%
[a] Chongqing Fuling Electric Power Industrial Co. Ltd., A	China	267,868	1,543,102
CK Infrastructure Holdings Ltd	Hong Kong	1,048,600	8,570,443
			10,113,545
Electrical Equipment 1.0%
[a] Guoxuan High-Tech Co. Ltd	China	323,200	1,133,592
[a] Luxshare Precision Industry Co. Ltd., A	China	1,948,350	7,507,387
			8,640,979
Electronic Equipment, Instruments & Components 2.7%
[a] AVIC Jonhon Optronic Technology Co. Ltd., A	China	1,237,377	8,537,986
Flytech Technology Co. Ltd	Taiwan	405,000	1,140,100
[a] Hangzhou Hikvision Digital Technology Co. Ltd., A	China	1,422,300	9,360,667

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
[a] Leyard Optoelectronic Co. Ltd., A	China	1,121,900	$4,490,961
			23,529,714
Food & Staples Retailing 2.5%
Beijing Jingkelong Co. Ltd., H	China	4,016,929	962,163
Dairy Farm International Holdings Ltd	Hong Kong	2,684,278	21,340,032
			22,302,195
Food Products 3.6%
[a] Henan Shuanghui Investment & Development Co. Ltd., A	China	1,557,446	6,353,579
Ten Ren Tea Co., Ltd	Taiwan	223,000	289,735
Uni-President China Holdings Ltd	China	24,691,000	21,360,194
Uni-President Enterprises Corp	Taiwan	1,329,831	3,153,912
			31,157,420
Health Care Equipment & Supplies 0.8%
Ginko International Co. Ltd	Taiwan	851,000	6,727,619
Health Care Providers & Services 1.9%
[a] China National Accord Medicines Corp. Ltd., A	China	671,601	6,364,654
[a] Huadong Medicine Co. Ltd., A	China	591,801	6,177,069
Sinopharm Group Co. Ltd., H	China	882,000	4,416,293
			16,958,016
Hotels, Restaurants & Leisure 1.2%
[a,b] China International Travel Service Corp. Ltd., A	China	478,671	4,043,528
[a] Huangshan Tourism Development Co. Ltd., A	China	1,511,646	3,153,227
[a] Songcheng Performance Development Co. Ltd., A	China	1,011,100	3,365,875
			10,562,630
Household Durables 1.3%
[a] Gree Electric Appliances Inc. of Zhuhai, A	China	343,576	2,567,800
[a] Midea Group Co. Ltd., A	China	721,016	6,265,358
[a] Qingdao Haier Co. Ltd., A	China	755,700	2,121,880
			10,955,038
Independent Power & Renewable Electricity Producers 0.6%
[a] China Yangtze Power Co. Ltd., A.	China	747,164	1,910,982
Huaneng Renewables Corp. Ltd., H.	China	8,624,000	3,219,386
			5,130,368
Industrial Conglomerates 1.3%
CK Hutchison Holdings Ltd	Hong Kong	366,000	4,378,682
Hopewell Holdings Ltd	Hong Kong	1,918,600	7,357,795
			11,736,477
Insurance 6.3%
AIA Group Ltd	Hong Kong	3,192,980	27,012,266
China Life Insurance Co. Ltd., H	China	3,152,000	8,674,345
[a] Ping An Insurance (Group) Co. of China Ltd., A	China	1,848,450	19,231,798
			54,918,409
Internet & Direct Marketing Retail 0.8%
[b] Ctrip.com International Ltd., ADR	China	91,500	4,265,730
[b] JD.com Inc., ADR	China	59,845	2,423,124
			6,688,854

|2

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Internet Software & Services 19.1%
[b] Alibaba Group Holding Ltd., ADR	China	320,890	$58,896,151
[b] Baidu Inc., ADR	China	43,000	9,597,170
Tencent Holdings Ltd	China	1,894,500	98,866,986
			167,360,307
IT Services 1.8%
TravelSky Technology Ltd., H	China	5,454,059	15,808,766
Leisure Products 0.3%
Merida Industry Co. Ltd	Taiwan	522,000	2,395,277
Machinery 1.6%
[a,b] Shenzhen Inovance Technology Co. Ltd., A	China	1,113,700	6,275,466
[a] Zhengzhou Yutong Bus Co. Ltd., A	China	2,142,802	7,635,181
			13,910,647
Marine 0.7%
COSCO Shipping Energy Transportation Co. Ltd., H	China	9,492,000	4,885,802
Sinotrans Shipping Ltd	China	3,645,600	975,405
[b] Yang Ming Marine Transport Corp	Taiwan	1,113,328	403,719
			6,264,926
Media 1.8%
[a] Ciwen Media Co. Ltd	China	198,300	1,302,556
Poly Culture Group Corp. Ltd., H	China	1,083,500	1,921,608
[a] Zhejiang Huace Film & TV Co. Ltd., A	China	6,626,033	12,712,928
			15,937,092
Oil, Gas & Consumable Fuels 6.6%
China Petroleum & Chemical Corp., H	China	47,149,000	41,389,335
CNOOC Ltd	China	4,484,800	6,605,377
PetroChina Co. Ltd., H	China	13,715,500	9,418,834
			57,413,546
Paper & Forest Products 2.3%
Nine Dragons Paper Holdings Ltd	China	13,297,301	19,889,705
Pharmaceuticals 5.1%
[a] Jiangsu Hengrui Medicine Co. Ltd., A	China	1,706,284	23,677,467
[a] Kangmei Pharmaceutical Co. Ltd., A	China	4,031,583	14,442,335
Tong Ren Tang Technologies Co. Ltd., H	China	1,690,300	2,816,880
[a] Yifan Xinfu Pharmaceutical Co. Ltd., A.	China	1,070,200	3,797,962
			44,734,644
Real Estate Management & Development 0.7%
China Overseas Land & Investment Ltd	China	1,202,000	4,173,186
CK Asset Holdings Ltd	Hong Kong	284,000	2,382,708
			6,555,894
Semiconductors & Semiconductor Equipment 10.7%
[a] Sanan Optoelectronics Co. Ltd., A.	China	1,330,000	4,942,489
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	10,467,136	89,044,500
			93,986,989
Software 0.6%
[a] Beijing Thunisoft Corp. Ltd., A	China	1,522,000	4,969,608

|3

TEMPLETON DRAGON FUND, INC.

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 0.4%
[a] BOE Technology Group Co. Ltd., A	China	4,227,300	$3,583,771
[a] Focus Media Information Technology Co. Ltd., A.	China	100,440	206,312
			3,790,083
Textiles, Apparel & Luxury Goods 4.1%
Anta Sports Products Ltd	China	7,169,000	36,170,166
Transportation Infrastructure 0.7%
COSCO Shipping Ports Ltd	China	7,554,174	6,352,251
Wireless Telecommunication Services 1.9%
China Mobile Ltd	China	1,768,500	16,211,851
Total Common Stocks (Cost $425,142,661)			863,542,144

Short Term Investments (Cost $1,614,241) 0.2%
Money Market Funds 0.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	United States	1,614,241	1,614,241
Total Investments (Cost $426,756,902) 98.9%			865,156,385
Other Assets, less Liabilities 1.1%			9,257,895
Net Assets 100.0%			$874,414,280

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aThe security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
bNon-income producing.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON DRAGON FUND, INC.

Notes to Consolidated Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|5

TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S. securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.24%	1,822,947	11,874,424	(12,083,130)	1,614,241	$1,614,241	$7,003	$ —	$ —

5. INVESTMENTS IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD. (China Fund)

The Fund invests in certain China A-shares through its investment in the China Fund. The China Fund is a Cayman Islands exempted company, is a wholly-owned subsidiary of the Fund, and is able to invest directly in China A-shares consistent with the investment objective of the Fund. At March 31, 2018, the China Fund’s investments as well as any other assets and liabilities of the China Fund are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2018, the net assets of the China Fund were $236,557,431, representing 27.1% of the Fund’s consolidated net assets.

|6

TEMPLETON DRAGON FUND, INC.

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

The China Fund gains access to the A-shares market through Templeton Investment Counsel, LLC (TIC), which serves as the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund and it bears the resultant economic and tax consequences of its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Consolidated Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018